Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) employee	Mar. 31, 2025 EUR (€) employee	Mar. 31, 2024 EUR (€) employee
Employees
Total number of employees	92,988	88,780	87,173
Costs incurred in respect of employees
Wages and salaries | €	€ 4,521	€ 4,369	€ 4,674
Social security costs | €	602	512	497
Other pension costs (note 25 'Post employment benefits') | €	248	245	217
Share-based payments (note 26 'Shared-based payments') | €	103	110	110
Total | €	€ 5,474	€ 5,236	€ 5,498
Discontinued operations
Employees
Total number of employees	0	4,054	9,109
Costs incurred in respect of employees
Total | €	€ 0	€ 286	€ 748
Aggregate continuing and discontinued operations
Employees
Operations	15,371	15,440	15,707
Selling and distribution	20,695	21,830	22,928
Customer care and administration	56,922	55,564	57,647
Total number of employees	92,988	92,834	96,282
Costs incurred in respect of employees
Total | €	€ 5,474	€ 5,522	€ 6,246
Germany
Employees
Total number of employees	13,568	14,341	15,115
UK
Employees
Total number of employees	12,416	9,332	9,640
Other Europe
Employees
Total number of employees	11,635	11,744	11,441
Africa
Employees
Total number of employees	14,676	14,036	13,578
Türkiye
Employees
Total number of employees	3,143	3,164	3,126
Common Functions
Employees
Total number of employees	37,550	36,163	34,273
Shared operations [Member]
Employees
Total number of employees	36,790	35,338	33,359
Corporate services [Member]
Employees
Total number of employees	760	825	914